Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2011
Registrant Name	dei_EntityRegistrantName	RBB FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000831114
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2011
RBB MONEY MARKET PORTFOLIO (First Prospectus Summary) | RBB MONEY MARKET PORTFOLIO | BEDFORD
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BDMXX
RBB MONEY MARKET PORTFOLIO (Second Prospectus Summary) | RBB MONEY MARKET PORTFOLIO | SANSOM
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SANXX
BOGLE SMALL CAP GROWTH (Prospectus Summary) | BOGLE SMALL CAP GROWTH | INSTITUTIONAL
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BOGIX
BOGLE SMALL CAP GROWTH (Prospectus Summary) | BOGLE SMALL CAP GROWTH | INVESTOR
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BOGLX
Marvin & Palmer Large Cap Growth Fund (Prospectus Summary) | Marvin & Palmer Large Cap Growth Fund | Marvin & Palmer Large Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPAUX
ROBECO BP SMALL CAP VALUE II (First Prospectus Summary) | ROBECO BP SMALL CAP VALUE II | INSTITUTIONAL
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPSIX
ROBECO BP ALL-CAP VALUE FUND (First Prospectus Summary) | ROBECO BP ALL-CAP VALUE FUND | INSTITUTIONAL
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPAIX
ROBECO BP LONG/SHORT EQUITY FUND (First Prospectus Summary) | ROBECO BP LONG/SHORT EQUITY FUND | INSTITUTIONAL
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPLSX
Robeco Boston Partners Long/Short Research Fund (First Prospectus Summary) | Robeco Boston Partners Long/Short Research Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPIRX
ROBECO WPG SMALL/MICRO CAP VALUE FUND (Prospectus Summary) | ROBECO WPG SMALL/MICRO CAP VALUE FUND | INSTITUTIONAL
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WPGTX
Robeco Boston Partners Global Equity Fund (First Prospectus Summary) | Robeco Boston Partners Global Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPGIX
Robeco Boston Partners International Equity Fund (First Prospectus Summary) | Robeco Boston Partners International Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPQIX
ROBECO BP SMALL CAP VALUE II (Second Prospectus Summary) | ROBECO BP SMALL CAP VALUE II | INVESTOR
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPSCX
ROBECO BP ALL-CAP VALUE FUND (Second Prospectus Summary) | ROBECO BP ALL-CAP VALUE FUND | INVESTOR
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPAVX
ROBECO BP LONG/SHORT EQUITY FUND (Second Prospectus Summary) | ROBECO BP LONG/SHORT EQUITY FUND | INVESTOR
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPLEX
Robeco Boston Partners Long/Short Research Fund (Second Prospectus Summary) | Robeco Boston Partners Long/Short Research Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPRRX
Robeco Boston Partners Global Equity Fund (Second Prospectus Summary) | Robeco Boston Partners Global Equity Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPGRX
Robeco Boston Partners International Equity Fund (Second Prospectus Summary) | Robeco Boston Partners International Equity Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPQRX
SCHNEIDER SMALL CAP VALUE FUND (Prospectus Summary) | SCHNEIDER SMALL CAP VALUE FUND | SCHNEIDER SMALL CAP VALUE FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCMVX
SCHNEIDER VALUE FUND (Prospectus Summary) | SCHNEIDER VALUE FUND | SCHNEIDER VALUE FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCMLX
Free Market U.S. Equity Fund (Prospectus Summary) | Free Market U.S. Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMUEX
Free Market International Equity Fund (Prospectus Summary) | Free Market International Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMNEX
Free Market Fixed Income Fund (Prospectus Summary) | Free Market Fixed Income Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMFIX